Share Capital and Capital reserve (Details) $ / shares in Units, € in Millions, $ in Millions					1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 14, 2019 shares	Mar. 22, 2019 USD ($) $ / shares shares	Mar. 22, 2019 EUR (€) shares	Jan. 02, 2019 shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price				20.00%		20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares								$ 16.7538	$ 16.6516
Preference shares, dividend payment terms, weighted average share price, minimum term required						10 days		10 days
Total share capital and capital reserve | €											€ 2,119.9	€ 1,762.3
Listing and share transaction costs | €											(25.0)	(13.8)
Total net share capital and capital reserve | €											€ 2,094.9	1,748.5
Increase (decrease) in number of ordinary shares issued | shares		20,000,000	20,000,000
Shares Issued, Price Per Share1 | $ / shares		$ 20.00
Proceeds from issuing shares		$ 400.0	€ 353.6
Share issue related cost | €			€ 11.1
Number of shares reserved for issue under options and contracts for sale of shares | shares											125,000
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity | €					€ 0.1	€ (0.2)	€ (0.2)
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve | €											€ 2,109.3	1,751.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve | €											€ 10.6	€ 10.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares				171,092
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares								$ 10.00		$ 10.00
Issued and fully paid (in shares) | shares											194,493,617	174,229,051
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares								$ 10.00		$ 10.00
Issued and fully paid (in shares) | shares											1,500,000	1,500,000
Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						85,315
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	32,167				9,375,000,000